Earnings/(loss) per share - Additional information (Details)	Jun. 30, 2022 $ / shares shares
Earnings/(loss) per share
Strike price of vested options | $ / shares	$ 0
Number of deferred exchange shares	20,000,000
Increase In Shares Due To Shares Issued In Business Combination	1,448,270